Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill allocated to reporting segment

	December 31, 2012				December 31, 2011
	Gross	Accumulated Impairments	Business Dispositions [1]	Carrying Value	Gross	Accumulated Impairments	Discontinued Operations [2]	Carrying Value
Property & Casualty Commercial	$30	$(30)	$—	$—	$30	$(30)	$—	$—
Consumer Markets	119	—	—	119	119	—	—	119
Mutual Funds [4]	159	—	(10)	149	159	—	—	159
Talcott Resolution:
Individual Life [4]	224	—	(224)	—	224	—	—	224
Retirement Plans [4]	87	—	—	87	87	—	—	87
Total Talcott Resolution	311	—	(224)	87	311	—	—	311
Corporate [3][4]	772	(355)	(118)	299	787	(355)	(15)	417
Total	$1,391	$(385)	$(352)	$654	$1,406	$(385)	$(15)	$1,006

[1]	Represents goodwill written off in connection with the sales of WFS and Individual Life.

[2]	Represents goodwill written off related to Federal Trust Corporation; see Note 20 - Discontinued Operations for further information.

[3]
Carrying value as of December 31, 2012 includes $138, $92 and $69, respectively, for the Group Benefits, Mutual Funds and Retirement Plans reporting units. Carrying value as of December 31, 2011 includes $138, $92, $118 and $69, respectively, for the Group Benefits, Mutual Funds, Individual Life and Retirement Plans reporting units.

[4]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.

Acquired intangible assets subject to amortization

	For the years ended December 31,
	2012	2011	2010
Gross carrying amount, beginning of period	$89	$89	$90
Accumulated net amortization	34	25	18
Net carrying amount, beginning of period	55	64	72
Acquisition of business	—	—	(1)
Amortization, net of the accretion of interest	(6)	(9)	(7)
Net carrying amount, end of period [1]	49	55	64
Accumulated net amortization	40	34	25
Gross carrying amount, end of period	$89	$89	$89
[1] Includes $11 for the Retirement Plans reporting unit. For further information, see Note 2 - Business Dispositions of the Notes to Consolidated
Financial Statements.